GOODWILL	12 Months Ended
Jun. 30, 2023
Disclosure Goodwill Abstract
GOODWILL

15. GOODWILL

The following table shows the movements in goodwill:

	2023	2022
	A$	A$
Gross carrying amount:
Balance at beginning of period	4,506,653	-
Acquired through business combination - AffinityDNA (Note 17)	455,240	4,506,653
Balance at end of period	4,961,893	4,506,653

Accumulated impairment:
Balance at beginning of period	-	-
Impairment loss recognized	(1,845,000)	-
Balance at end of period	(1,845,000)	-
Carrying amount at the end of the period	3,116,893	4,506,653

Management has determined that the acquisition of AffinityDNA in the current year is a single cash generating unit. The total goodwill acquired though business combination for AffinityDNA amounted to $455,240. Further details of net assets acquired and of goodwill is disclosed in Note 17.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

15. GOODWILL (cont.)

(i) Impairment testing for CGUs containing goodwill

For the purpose of impairment testing, goodwill has been allocated to the Group’s CGUs as follows:

	2023	2022
	A$	A$
Net carrying amount at the end of the period:
EasyDNA	2,661,653	4,506,653
AffinityDNA	455,240	-
Goodwill allocation at 30 June	3,116,893	4,506,653

(ii) Key assumptions used for value-in-use calculations

The estimates below were used in the goodwill impairment assessment for the acquired EasyDNA and AffinityDNA businesses:

	EasyDNA	AffinityDNA
Revenue growth (FY2025 to FY2028)	4.3%	4.5%
Gross margin	47.5%	45.0%
Pre-tax discount rate	22.7%	22.7%
Post-tax discount rate	17%	17%
Growth rate beyond FY2027	4.3%	4.5%

The key assumptions in the value-in-use impairment tests are estimated post-tax cash flows, revenue growth rates, gross margins and the discount rate. Management is aware that reasonably possible negative changes in the estimated post-tax cash flows or the discount rate could cause the recoverable amount to fall below the carrying amounts of the acquired EasyDNA and AffinityDNA businesses.

(iii) Impairment charge for goodwill

EasyDNA

Based upon the impairment testing undertaken by management for the financial year ending June 30, 2023 an impairment loss of A$1,845,000 (2022: Nil) was recorded for the goodwill asset recorded as part of the EasyDNA business acquisition indicating that the carrying value exceeded the recoverable amount of the CGU as at 30 June 2023. Although significant revenue was recorded in the financial year for EasyDNA, revenue did not meet forecast expectations. Management believes there were a number of contributing factors, including increased competition for the genetic tests offered by EasyDNA and slowing economic activity in key markets following the actions of central banks to bring down inflation.

Following the impairment loss recognized in the Group’s EasyDNA CGU, the recoverable amount was equal to the carrying amount. Therefore, any adverse movement in a key assumption would lead to further impairment.

AffinityDNA

Management’s assessment of impairment for AffinityDNA did not result in an impairment for AffinityDNA as the recoverable amounts exceeds it’s carrying value by A$78,000.

Sensitivity analysis undertaken on the key impairment model assumptions indicates that in order for the recoverable amount to be equal to their carrying value for AffinityDNA, the discount rate would need to increase to 17.5% and revenue growth rate would need to decrease by 0.5%. Management is not aware of any events that are expected to have an adverse effect on revenue growth

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)